Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 42,852,078	¥ 41,090,167
Total liabilities	40,008,287	38,347,152
Non-interest expenses	1,080,402	1,230,523		¥ 1,257,417
Net income attributable to the companies	239,617	131,550		224,785
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	2,609,327	8,484,222	[1]
Total liabilities	1,449,961	7,143,940	[1]
Net revenues	873,423	831,774	[1]	872,967	[1]
Non-interest expenses	694,089	673,014	[1]	681,556	[1]
Net income attributable to the companies	¥ 122,123	¥ 114,770	[1]	¥ 136,914	[1]

[1]	Certain changes to the presentation of previously reported amounts have been made to conform to the current year.